UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Platinum Investment Management, L.L.C
Address: 152 West 57th Street, 56th Floor

         New York, NY  10019

13F File Number:  28-12157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stuart J. Rabin
Title:     Managing Member of SJR Holdings, L.L.C, a Manager
Phone:     212-884-8804

Signature, Place, and Date of Signing:

     Stuart J. Rabin     New York, NY     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $156,651 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATARI INC                      COM NEW          04651M204      153    60000 SH       Sole                    60000        0        0
AUTHENTIDATE HLDG CORP         COM              052666104      667   575000 SH       Sole                   575000        0        0
AUTOBYTEL INC                  COM              05275N106     1956   600000 SH       Sole                   600000        0        0
BEST BUY INC                   COM              086516101     6903   150000 SH       Sole                   150000        0        0
BON-TON STORES INC             COM              09776j101     7384   325000 SH       Sole                   325000        0        0
BURGER KING HLDGS INC          COM              121208201     1980    77679 SH       Sole                    77679        0        0
CAREER EDUCATION CORP          COM              141665109     1212    43300 SH       Sole                    43300        0        0
CITIGROUP INC                  COM              172967101     8867   190000 SH       Sole                   190000        0        0
CORNING INC                    COM              219350105     2465   100000 SH       Sole                   100000        0        0
DELL INC                       COM              24702R101     6210   225000 SH       Sole                   225000        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     2832    25000 SH       Sole                    25000        0        0
DRUGSTORE COM INC              COM              262241102     1886   582000 SH       Sole                   582000        0        0
EAGLE MATERIALS INC            COM              26969p108     7146   199935 SH       Sole                   199935        0        0
EBAY INC                       COM              278642103     8389   215000 SH       Sole                   215000        0        0
ENERGY CONVERSION DEVICES IN   COM              292659109     9088   400000 SH       Sole                   400000        0        0
GENERAL ELECTRIC CO            COM              369604103      828    20000 SH       Sole                    20000        0        0
HOLLYWOOD MEDIA CORP           COM              436233100       86    24260 SH       Sole                    24260        0        0
IDAHO GEN MINES INC            COM              451272306     3910   588831 SH       Sole                   588831        0        0
LAWSON PRODS INC               COM              520776105     5216   149838 SH       Sole                   149838        0        0
LCA-VISION INC                 COM PAR $.001    501803308     4409   150000 SH       Sole                   150000        0        0
MICROSOFT CORP                 COM              594918104     6629   225000 SH       Sole                   225000        0        0
MONSTER WORLDWIDE INC          COM              611742107     3406   100000 SH       Sole                   100000        0        0
NALCO HOLDING COMPANY          COM              62985Q101     5930   200000 SH       Sole                   200000        0        0
PENTAIR INC                    COM              709631105     2157    65000 SH       Sole                    65000        0        0
PFIZER INC                     COM              717081103     4275   175000 SH       Sole                   175000        0        0
PLANETOUT INC                  COM              727058109      254   200000 SH       Sole                   200000        0        0
QUALCOMM INC                   COM              747525103     4251   100600 SH       Sole                   100600        0        0
RESEARCH IN MOTION LTD         COM              760975102    22667   230000 SH       Sole                   230000        0        0
TRANSOCEAN INC                 ORD              G90078109     5653    50000 SH       Sole                    50000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     6718   100000 SH       Sole                   100000        0        0
WAL MART STORES INC            COM              931142103      792     4400 SH  Call Sole                     4400        0        0
XINHUA FIN MEDIA LTD           SPONSORED ADR    983982109     3830   500000 SH       Sole                   500000        0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101     8502   600000 SH       Sole                   600000        0        0